Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 4. FAIR VALUE MEASUREMENT
The Company’s financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liabilities	$—	$—	$11,097	$11,097

Total fair value	$—	$—	$11,097	$11,097

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liabilities	$—	$—	$32,308	$32,308

Total fair value	$—	$—	$32,308	$32,308

The Company performs procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded. Because the transfer of certain private warrants to anyone outside of a small group of individuals constituting the sponsors of LSAC would result in these private warrants having similar terms as the public warrants, management determined that the fair value of each of these private warrants is approximately double that of a public warrant, with a modest adjustment for short-term marketability restrictions. Accordingly, these private warrants are classified as Level 3 financial instruments. The estimated fair value of the private warrants is determined with Level 3 inputs using Black-Scholes and Monte Carlo simulations.
There were no transfers between Level 1, 2 or 3 during the three- and six-month
periods ended June 30, 2021.
The following table presents changes in Level 3 liabilities measured at fair value for the six-month
period ended June 30, 2021. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs (in thousands).

Warrant Liability
Balance – January 1, 2021	$32,308
Reclassification of warrant liabilities due to warrant exercises	(2,503)
Change in fair value	(18,708)

Balance – June 30, 2021	$11,097

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s warrant liabilities that are categorized within Level 3 of the fair value hierarchy as of June 30, 2021 and December 31, 2020 is as follows:

	As of June 30, 2021	As of December 31, 2020
Stock price	$12.99	$20.91
Exercise price	$11.50	$11.50
Option term (years)	4.5	5.0
Volatility (annual)	29.4%	29.4%
Risk-free rate	0.8%	0.4%
Dividend yield (per share)	0%	0%

6. Fair Value Measurement
The Company’s financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Common stock warrant liabilities (Restated)	$—	$—	$32,308	$32,308

Total fair value	$—	$—	$32,308	$32,308

The Company performs procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded. Because the transfer of certain private warrants to anyone outside of a small group of individuals constituting the sponsors of LSAC would result in these private warrants having similar terms as the public warrants, management determined that the fair value of each of these private warrants is approximately double that of a public warrant, with a modest adjustment for short-term marketability restrictions. Accordingly, these private warrants are classified as Level 3 financial instruments.
The following table presents changes in Level 3 liabilities measured at fair value for the period ended March 31, 2020. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs (in thousands).

Warrant Liability
Balance—December 23, 2020	$27,172
Change in fair value	5,136

Balance—December 23, 2020	$32,308

As of December 31, 2020, the fair value of these private warrants was re-measured
based on the following assumptions:

As of December 31, 2020
Exercise Price	$11.50
Option term (in years)	5
Volatility	29.4%
Risk-free interest rate	0.4%
Expected dividends	—